LIFE & ANNUITY TRUST
                      Registration Nos. 33-70988; 811-8118

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Life & Annuity Trust (the "Trust") that the forms of Prospectus and Statement of Additional Information ("SAI") for the Asset Allocation, Growth and Income, Money Market and U.S.
Government Allocation Funds that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 4, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on April 30, 1997.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of May, 1997.


Witness:                                LIFE & ANNUITY TRUST


   By: /s/Tammy Garrett                     By: /s/Richard H. Blank, Jr.
 Name: Tammy Garrett                      Name: Richard H. Blank, Jr.
Title: Administrative Assistant          Title: Secretary and Treasurer
                                                 (Principal Financial Officer)